Risk Management - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%